Note 17 - Lease Liabilities and Other Loans (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
[US$ thousands]			As of December 31,
Lease liabilities and interest-bearing loans	Interest rate	Maturity	2019	2020
Lease liabilities			12,003	7,800
Interest-bearing loans	4.00%	January 2021 - July 2023	43,904	801
Total			55,907	8,601

Disclosure of borrowings and finance lease liabilities [text block]
[US$ thousands]	As of December 31,
Non-current lease liabilities and other loans	2019	2020
Lease liabilities	7,378	3,094
Interest-bearing loans	736	490
Other loans	1,067	-
Total	9,181	3,584
[US$ thousands]	As of December 31,
Current lease liabilities and other loans	2019	2020
Lease liabilities	4,625	4,706
Interest-bearing loans	43,169	311
Other loans	-	371
Total	47,793	5,389

Disclosure of lease amounts included in financial statements [text block]
[US$ thousands]	As of December 31,
Amounts recognized in the Statement of Financial Position	2019	2020
Right-of-use assets (1)
Office properties	6,178	4,974
Equipment	5,528	2,335
Total	11,706	7,309

Lease liabilities
Current	4,625	4,706
Non-current	7,378	3,094
Total	12,003	7,800
[US$ thousands]	Year ended December 31,
Amounts recognized in the Statement of Operations	2019	2020
Depreciation charge of right-of-use assets
Office properties	1,752	2,221
Equipment	2,739	2,529
Total	4,491	4,750

Interest expense (included in Finance expense)	457	397
Net foreign exchange gain (loss)	-	(140)